INTANGIBLE ASSETS (Tables)	9 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consisted of the following at each balance sheet date:

	Estimated Useful Life (years)	December 31, 2025	March 31, 2025
Artificial intelligence software	5	$15,101,651	$-
Accumulated amortization		(755,082)	-
Net book value		$14,346,569	$-

SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS

The future amortization of the intangible asset is as follows:

Year Ending March 31,	Amount
2026	$755,083
2027	3,020,330
2028	3,020,330
2029	3,020,330
2030	3,020,330
2031	1,510,166
Total Intangible Asset Amortization	$14,346,569